Finance Costs (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Consolidated
	December 2024	December 2023
	$	$
Interest expense on Shareholder loans (refer to note 20)	298,726	230,930
Amortisation of discount on convertible notes (refer to note 20)	188,291	—
Interest on Convertible notes (refer to note 20)	97,266	55,341
Interest and finance charges – Others	36,502	520
	620,785	286,791

	Consolidated
	30 June 2024	30 June 2023
	$	$
Total interest expense on Shareholder loans (refer to note 23)	460,112	393,881
Total interest on Convertible notes (refer to note 23)	124,904	9,226
Interest and finance charges paid/payable on lease liabilities	104	414
Finance charges paid – others	15,100	548
	600,220	404,069